Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 4,526	$ 4,424
of which: financial advisor compensation plans	1,472	1,463
of which: other compensation plans	1,955	2,023
of which: net defined benefit liability	487	449
of which: other compensation-related liabilities	611	490
Current tax liabilities	932	1,044
Deferred tax liabilities	162	233
VAT, withholding tax and other tax payables	712	472
Deferred income	276	233
Other	74	84
Total other non-financial liabilities	$ 6,682	$ 6,489